Note 7 - Risk Management - Market Risk Sensitivity Analysis (Details)	12 Months Ended
Dec. 31, 2017
Europe [Member] | Increment of 100 basic points [Member]
Market Risk Sensitivity Analysis Line Items
Percentage Impact On Net Interes tIncome	+ (10% - 15%)	[1]
Percentage Impact On Net Economic Value	+ (0% - 5%)	[1]
Europe [Member] | Decreaset of 100 basic points [Member]
Market Risk Sensitivity Analysis Line Items
Percentage Impact On Net Interes tIncome	- (5% - 10%)	[1]
Percentage Impact On Net Economic Value	- (0% - 5%)	[1]
Mexico [Member] | Increment of 100 basic points [Member]
Market Risk Sensitivity Analysis Line Items
Percentage Impact On Net Interes tIncome	+ (0% - 5%)
Percentage Impact On Net Economic Value	- (0% - 5%)
Mexico [Member] | Decreaset of 100 basic points [Member]
Market Risk Sensitivity Analysis Line Items
Percentage Impact On Net Interes tIncome	- (0% - 5%)
Percentage Impact On Net Economic Value	+ (0% - 5%)
USA [Member] | Increment of 100 basic points [Member]
Market Risk Sensitivity Analysis Line Items
Percentage Impact On Net Interes tIncome	+ (5% - 10%)
Percentage Impact On Net Economic Value	- (0% - 5%)
USA [Member] | Decreaset of 100 basic points [Member]
Market Risk Sensitivity Analysis Line Items
Percentage Impact On Net Interes tIncome	- (5% - 10%)
Percentage Impact On Net Economic Value	- (0% - 5%)
Turkey [Member] | Increment of 100 basic points [Member]
Market Risk Sensitivity Analysis Line Items
Percentage Impact On Net Interes tIncome	- (0% - 5%)
Percentage Impact On Net Economic Value	- (0% - 5%)
Turkey [Member] | Decreaset of 100 basic points [Member]
Market Risk Sensitivity Analysis Line Items
Percentage Impact On Net Interes tIncome	+ (0% - 5%)
Percentage Impact On Net Economic Value	+ (0% - 5%)
South America [Member] | Increment of 100 basic points [Member]
Market Risk Sensitivity Analysis Line Items
Percentage Impact On Net Interes tIncome	+ (0% - 5%)
Percentage Impact On Net Economic Value	- (0% - 5%)
South America [Member] | Decreaset of 100 basic points [Member]
Market Risk Sensitivity Analysis Line Items
Percentage Impact On Net Interes tIncome	- (0% - 5%)
Percentage Impact On Net Economic Value	+ (0% - 5%)
BBVA Group [Member] | Increment of 100 basic points [Member]
Market Risk Sensitivity Analysis Line Items
Percentage Impact On Net Interes tIncome	+ (0% - 5%)	[2]
Percentage Impact On Net Economic Value	+ (0% - 5%)	[3]
BBVA Group [Member] | Decreaset of 100 basic points [Member]
Market Risk Sensitivity Analysis Line Items
Percentage Impact On Net Interes tIncome	- (0% - 5%)	[2]
Percentage Impact On Net Economic Value	- (0% - 5%)	[3]

[1]	(***) In Europe downward movement allowed until more negative level than current rates .
[2]	(*) Percentage of "1 year" net interest income forecast for each unit.
[3]	(**) Percentage of Core Capital for each unit.